GMACM Home Loan Trust 2006-HLTV1
              GMACM Home Loan-Backed Term Notes, Series 2006-HLTV1

Cut-Off Period Date                                           08/31/06
Determination Date                                            09/20/06
Record Date                                                   09/22/06
Payment Date                                                  09/25/06
Actual Days in Accrual Period (30/360)                              31
Accrual Period (30/360)                                             30

Servicing Certificate
Beginning Pool Balance                                  208,440,348.80
Beginning PFA                                                     0.00
Ending Pool Balance                                     203,033,986.71
Ending PFA Balance                                                   -
Principal Collections                                     5,194,390.98
Principal Draws                                                      -
Net Principal Collections                                 5,194,390.98

Active Loan Count                                                4,275

Net Interest Collections                                  2,052,700.41

Weighted Average Net Loan Rate                               12.29970%
Substitution Adjustment Amount                                    0.00

Excess Spread Cash                                          823,564.21

                                                                     Beginning           Ending
Term Notes                                                            Balance            Balance        Factor      Principal
Class A-1                                                              67,869,504.14   61,639,577.84    0.6555798  6,229,926.30
Class A-2                                                              28,687,000.00   28,687,000.00    1.0000000          0.00
Class A-3                                                              36,622,000.00   36,622,000.00    1.0000000          0.00
Class A-4                                                              41,632,000.00   41,632,000.00    1.0000000          0.00
Class A-5                                                              28,901,170.00   28,901,170.00    1.0000000          0.00

Certificates                                                             -                  -             -             -

CONTINUED...
                                                                                   Interest   Security
Term Notes                                                              Interest   Shortfalls    %         Coupon
Class A-1                                                               317,018.04      0.00     26.82%      5.4244%
Class A-2                                                               133,155.49      0.00     12.48%      5.5700%
Class A-3                                                               170,597.48      0.00     15.93%      5.5900%
Class A-4                                                               201,568.27      0.00     18.11%      5.8100%
Class A-5                                                               144,746.69      0.00     12.57%      6.0100%

Certificates                                                                  0.00     -         -           -

Beginning Overcollateralization Amount                                  4,728,674.66
Overcollateralization Amount Increase (Decrease)                          823,564.21
Outstanding Overcollateralization Amount                                5,552,238.87
Target Overcollateralization Amount                                    13,791,910.22

Credit Enhancement Draw Amount                                                  0.00
Unreimbursed Credit Enhancer Prior Draws                                        0.00


                                                                                         Number        Percent
                                                                             Balance    of Loans      of Balance
Delinquent Loans (30 Days)*                                             1,589,541.30       32           0.78%
Delinquent Loans (60 Days)*                                               289,779.74        8           0.14%
Delinquent Loans (90 Days)*                                               316,918.54        6           0.16%
Delinquent Loans (120 Days)*                                              481,233.28        9           0.24%
Delinquent Loans (150 Days)*                                              135,342.03        2           0.07%
Delinquent Loans (180+ Days)*                                                      -        0           0.00%
REO                                                                                -        0           0.00%
Foreclosures                                                               84,714.25        1           0.04%
Bankruptcies                                                            1,604,673.77       34           0.79%



                                                                           Foreclosure             Bankruptcy          REO
                                                                        Units       Dollars     Units    Dollars      Units  Dollars
Delinquent Loans (30 Days)*                                               0                 -     2      68,591.27      0         -
Delinquent Loans (60 Days)*                                               0                 -     3     141,774.39      0         -
Delinquent Loans (90 Days)*                                               0                 -     5     205,761.34      0         -
Delinquent Loans (120 Days)*                                              1         84,714.25     3     144,673.88      0         -
Delinquent Loans (150 Days)*                                              0                 -     3     169,472.00      0         -
Delinquent Loans (180+ Days)*                                             0                 -     0              -      0         -
REO
Foreclosures
Bankruptcies

*Delinquency Figures Do Not include Bankruptcy, Foreclosure, and REO.

                                                                 Liquidation To-Date
Beginning Cumulative Loss Amount                                           23,876.83
Current Month Loss Amount                                                 211,971.11
Current Month Recoveries                                                        0.00
                                                                ---------------------
                                                                ---------------------
Ending Cumulative Loss Amount                                             235,847.94            0.00


                                                                 Net Recoveries to Date
Beginning Cumulative Net Principal Recovery Amount                              0.00
Current Month Net Principal Recovery Amount                                     0.00
                                                                ---------------------
                                                                ---------------------
Ending Cumulative Net Principal Recovery Amount                                 0.00

                                                                   Special Hazard         Fraud              Bankruptcy
Beginning Amount                                                                0.00            0.00         0.00
Current Month Loss Amount                                                       0.00            0.00         0.00
Ending Amount                                                                      -               -            -

Extraordinary Event Losses                                                      0.00
Excess Loss Amounts                                                             0.00

Current Month Repurchases Units                                                    0
Current Month Repurchases ($)                                                   0.00




Cash Flows Received
Principal Collections                                     5,194,390.98
Interest Collections                                      2,139,550.56
Servicer Advances                                                 0.00
Substitution Adjustment Amount                                    0.00
Recovery Amounts                                                  0.00
                                                     ------------------
                                                     ------------------
Total Cash Flows Received                                 7,333,941.54

Cash Flows Distributed
Principal Distribution                                    6,229,926.30
Interest Distribution                                       967,085.97
Residual Amount - Certificates                                    0.00
Servicer Advances - Reimbursement                                 0.00
GMACM Service Fee                                            86,850.15
GMACM Recovery Fee                                                0.00
Credit Enhancer Fee - FGIC                                   50,079.12
                                                     ------------------
                                                     ------------------
Total Cash Flows Distributed                              7,333,941.54

Net Cash Flows Remaining                                          0.00

Trigger Analysis

Step Down Date                                             No

Cumulative Liquidation Loss Amount Percentage            0.10%
Target Liquidation Loss Percentage                       7.50%
Liquidation Loss Amount Trigger                            No

6 month Average Liquidation Loss Amount                 39,307.99
60 Percent Remaining in Note Payment Account           621,321.19
6 months Liquidation Loss Amount Trigger                   No

Step Up Date - Class A-5                                   No